Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,600,000
Previously Paid Amount	0.00
Total Fee Amount	226.20
Total Offset Amount	0.00
Net Fee	226.20
Narrative - Max Aggregate Offering Price	$ 2,600,000
Final Prospectus	true